Investment Strategy - Global Atlantic BlackRock High Yield Portfolio	Jun. 17, 2026
Prospectus [Line Items]
Strategy Narrative [Text Block]
(C)	The “Fund Summary: Global Atlantic BlackRock High Yield Portfolio - Principal Investment Strategies” section of the Prospectus will be deleted and replaced with the following:

Under normal market conditions, the Portfolio seeks to achieve its investment objective primarily through investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments that provide exposure to fixed-income securities.

Under normal market conditions, the Portfolio’s sub-adviser, BlackRock Investment Management, LLC (“BlackRock” or the “Sub-Adviser”) allocates at least 80% of the Portfolio’s assets to a diversified group of underlying fixed income exchange-traded funds (“Underlying ETFs”) that are affiliated with BlackRock and invest primarily in fixed-income securities and/or cash alternatives in both U.S. and non-U.S. markets. The Portfolio incorporates a multi-sector fixed income strategy that, under normal circumstances, seeks to adjust allocations to fixed income sectors that BlackRock deems to be attractive investments over the short to intermediate term. This strategy seeks to enhance the total return and manages portfolio risk at the aggregate level. Modifications in the allocations to the Underlying ETFs are based on techniques that may include technical, qualitative, quantitative and momentum analysis of the market. The mix of Underlying ETFs will vary with market conditions and BlackRock's assessment of the Underlying ETFs’ relative attractiveness as investment opportunities. Certain Underlying ETFs’ investments will focus on investments in domestic and foreign fixed-income instruments including U.S. treasuries, mortgage- and asset-backed securities, corporate loans, distressed securities, inflation-indexed instruments, corporate bonds, sovereign and emerging market debt. In addition, the Underlying ETFs may invest up to 25% in lower quality debt securities (rated BB or lower by Standard & Poor’s or Fitch Ratings, Inc. or Ba or lower by Moody’s Investor Services), sometimes referred to as “junk bonds.” An Underlying ETF may integrate environmental, social and governance (“ESG”) factors into its investment selection process and/or screen out particular companies and industries based on certain ESG related criteria.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Portfolio seeks to achieve its investment objective primarily through investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments that provide exposure to fixed-income securities.